RISK MANAGEMENT - Concentration of loans by economic sector (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Loans and advances	$ 256,353,981	$ 279,453,908
Loans and advances
RISK MANAGEMENT
Loans and advances	256,353,981	279,453,908
Loans and advances | Agriculture
RISK MANAGEMENT
Loans and advances	6,519,331	8,334,018
Loans and advances | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	2,488,482	2,762,612
Loans and advances | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	10,718,536	12,297,431
Loans and advances | Chemical Production
RISK MANAGEMENT
Loans and advances	5,344,329	4,872,011
Loans and advances | Government
RISK MANAGEMENT
Loans and advances	12,285,715	10,884,313
Loans and advances | Construction
RISK MANAGEMENT
Loans and advances	18,945,102	23,575,723
Loans and advances | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	31,640,838	33,400,717
Loans and advances | Transport and Communications
RISK MANAGEMENT
Loans and advances	12,814,743	12,911,123
Loans and advances | Public Services
RISK MANAGEMENT
Loans and advances	15,916,534	14,518,874
Loans and advances | Consumer Services
RISK MANAGEMENT
Loans and advances	85,703,907	96,955,527
Loans and advances | Commercial Services
RISK MANAGEMENT
Loans and advances	40,169,568	44,010,220
Loans and advances | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	13,806,896	14,931,339
Loans and advances | Colombia
RISK MANAGEMENT
Loans and advances	215,160,766	199,070,262
Loans and advances | Colombia | Agriculture
RISK MANAGEMENT
Loans and advances	5,065,174	5,520,414
Loans and advances | Colombia | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	2,130,531	2,126,602
Loans and advances | Colombia | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	8,825,753	10,132,520
Loans and advances | Colombia | Chemical Production
RISK MANAGEMENT
Loans and advances	5,016,379	4,507,362
Loans and advances | Colombia | Government
RISK MANAGEMENT
Loans and advances	12,277,316	10,256,608
Loans and advances | Colombia | Construction
RISK MANAGEMENT
Loans and advances	12,668,236	14,441,608
Loans and advances | Colombia | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	27,512,932	24,920,337
Loans and advances | Colombia | Transport and Communications
RISK MANAGEMENT
Loans and advances	12,508,329	12,313,907
Loans and advances | Colombia | Public Services
RISK MANAGEMENT
Loans and advances	14,642,893	13,253,631
Loans and advances | Colombia | Consumer Services
RISK MANAGEMENT
Loans and advances	69,086,088	61,263,015
Loans and advances | Colombia | Commercial Services
RISK MANAGEMENT
Loans and advances	35,957,673	30,662,353
Loans and advances | Colombia | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	9,469,462	9,671,905
Loans and advances | Foreign countries
RISK MANAGEMENT
Loans and advances	41,193,215	80,383,646
Loans and advances | Foreign countries | Agriculture
RISK MANAGEMENT
Loans and advances	1,454,157	2,813,604
Loans and advances | Foreign countries | Petroleum and Mining Products
RISK MANAGEMENT
Loans and advances	357,951	636,010
Loans and advances | Foreign countries | Food, Beverages and Tobacco
RISK MANAGEMENT
Loans and advances	1,892,783	2,164,911
Loans and advances | Foreign countries | Chemical Production
RISK MANAGEMENT
Loans and advances	327,950	364,649
Loans and advances | Foreign countries | Government
RISK MANAGEMENT
Loans and advances	8,399	627,705
Loans and advances | Foreign countries | Construction
RISK MANAGEMENT
Loans and advances	6,276,866	9,134,115
Loans and advances | Foreign countries | Commerce and Tourism
RISK MANAGEMENT
Loans and advances	4,127,906	8,480,380
Loans and advances | Foreign countries | Transport and Communications
RISK MANAGEMENT
Loans and advances	306,414	597,216
Loans and advances | Foreign countries | Public Services
RISK MANAGEMENT
Loans and advances	1,273,641	1,265,243
Loans and advances | Foreign countries | Consumer Services
RISK MANAGEMENT
Loans and advances	16,617,819	35,692,512
Loans and advances | Foreign countries | Commercial Services
RISK MANAGEMENT
Loans and advances	4,211,895	13,347,867
Loans and advances | Foreign countries | Other Industries and Manufactured Products
RISK MANAGEMENT
Loans and advances	$ 4,337,434	$ 5,259,434